Equity (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Vote shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$)	Dec. 31, 2019 $ / shares shares	Oct. 29, 2019
Share capital
Number of shares issued		50,261,027		54,939,088
Share capital par value | $ / shares				$ 0.00005
Increase in capital | R$	R$ 13,830	R$ 3,091	R$ 86,148
Movement in shares outstanding
Number of shares outstanding at beginning of period	50,261,027
Share-based compensation plan (Note 18)	1,091,039
Restricted Stock Units (Note 18)	188,089
Restricted Stock Unit withheld	(51,723)
Underwritten public offering of Class A common shares (Note 1)	3,450,656
Number of shares outstanding at end of period	54,939,088	50,261,027
Dividends
Mandatory minimum dividend percentage	25.00%
Dividend distribution | R$	R$ 0	R$ 0
Tax benefit on tax deductible goodwill - reversion
Tax benefit on tax deductible goodwill | R$	R$ (46,314)	R$ 46,314
Class B common shares
Share capital
Number of shares issued		27,658,290		27,400,848
Movement in shares outstanding
Votes per share | Vote	10
Percentage of number shares issued and outstanding				10.00%
Class A common shares
Share capital
Number of shares issued		22,602,737		27,538,240
Conversion of stock					257,442
Movement in shares outstanding
Votes per share | Vote	1